BACKGROUND	6 Months Ended
Jun. 30, 2024
Background
BACKGROUND

1.	BACKGROUND

On June 4, 2021, Codere Online Luxembourg, S.A. (the “Company” and, together with its subsidiaries, “Codere Online”), was incorporated and was registered in Luxembourg as a public limited company (société anonyme) under the laws of Luxembourg with its registered office at 7, rue Robert Stumper, L-2557 Luxembourg, Grand Duchy of Luxembourg and has been registered with the Luxembourg trade and companies register (Registre de commerce et des sociétés, Luxembourg) under the number B255798.

Codere Online is comprised of the former online gambling operations of its majority shareholder Codere New Topco, S.A. and its subsidiaries (“Codere Group”) in Spain, Mexico, Colombia, Panama, and Argentina focused on online gambling and other online services. Codere Group controls Codere Online through its operating Spanish Holdco, Codere Newco, S.A.U. (“CNEW”), which holds 65.9% of the ordinary shares of the Company.

Codere Group means until November 19, 2021, Codere S.A. and its subsidiaries and from November 19, 2021, Codere New Topco S.A., a limited liability company (societé anonyme) governed by the laws of the Grand Duchy of Luxembourg, and its subsidiaries, including CNEW. Codere Group is a leading international gaming operator that operates slot machines, bingo seats and sports betting terminals in Latin America (Argentina, Colombia, Mexico, Panama and Uruguay), Spain and Italy, across various gaming venues, including gaming halls, arcades, bars, sports betting shops and horse racetracks. Codere Group was listed on the Madrid Stock Exchange from 2007 until its delisting in 2021 as a result of a corporate restructuring.

The perimeter of Codere Online consists of 11 operating and supporting entities (Spain, United States, Mexico, Colombia, Panama, Gibraltar, Israel, Argentina and Malta) and 2 holding companies (Spain and Luxembourg).

Entity	Entity Type	Ownership	Location
Codere Online Luxembourg S.A.	Holding Company	100%	Luxembourg
Codere Online U.S. Corp.	Supporting Entity	100%	United States
Servicios de Juego Online S.A.U.	Holding Company	100%	Spain
Codere Online S.A.U.	Operating Entity	100%	Spain
Codere Online Colombia SAS **	Operating Entity	100%	Colombia
Operating Management Services Panama S.A. **	Operating Entity	100%	Panama
LIFO AenP **	Operating Entity	99.99%	Mexico
Codere Online Argentina, S.A.**	Operating Entity	95%	Argentina
Codere Online Argentina, S.A. Unión Temporal **	Operating Entity	97%*	Argentina
Codere Online Operator LTD	Operating Entity	100%	Malta
Codere Online Management Services LTD	Supporting Entity	100%	Malta
Codere Israel Marketing Support Services LTD	Supporting Entity	100%	Israel
Codere (Gibraltar) Marketing Services LTD	Supporting Entity	100%	Gibraltar

*	1% direct and 96% indirect through Codere Online Argentina, S.A.
**	Please refer to Note 15 for more information about this entity